Accrued and other liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Accrued and other liabilities

Note 7 – Accrued and other liabilities

Accrued and other liabilities consist of the following (in thousands):

	March 31, 2024	December 31, 2023
Accrued taxes	$94	$105
Accrued payroll and benefits	479	487
Accrued trade promotions and advertising	203	90
Accrued interest	379	254
Accrued commissions	—	686
Deferred revenue	15	7
Short-term financing	40	162
Other	295	294
Total accrued and other liabilities	$1,505	$2,085

Note 7 – Accrued and other liabilities

Accrued and other liabilities consist of the following (in thousands):

	December 31, 2023	December 31, 2022
Accrued taxes	105	110
Accrued payroll and benefits	487	688
Accrued trade promotions and advertising	90	567
Accrued interest	254	84
Accrued commissions	686	385
Deferred revenue	7	336
Short-term financing	162	165
Other	294	261
Total accrued and other liabilities	$2,085	$2,596